Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.92%
Aerospace & Defense–2.55%
ATI, Inc.(b)	74,856	$14,031,009
Boeing Co. (The)(b)	79,416	17,164,974
Honeywell Aerospace, Inc.(b)	64,134	13,259,063
		44,455,046
Alternative Carriers–0.49%
Space Exploration Technologies Corp., Class A(b)(c)	78,341	8,489,814
Automobile Manufacturers–0.63%
Tesla, Inc.(b)	35,574	11,070,985
Automotive Retail–0.48%
AutoNation, Inc.(b)(c)	39,186	8,323,106
Biotechnology–0.53%
Argenx SE, ADR (Netherlands)(b)	10,859	9,271,631
Broadline Retail–5.26%
Amazon.com, Inc.(b)	337,440	91,641,955
Cargo Ground Transportation–0.75%
J.B. Hunt Transport Services, Inc.	48,397	13,151,885
Construction Materials–0.66%
CRH PLC	120,357	11,435,119
Consumer Finance–1.74%
American Express Co.	50,654	17,032,408
Capital One Financial Corp.	64,030	13,382,910
		30,415,318
Consumer Staples Merchandise Retail–1.01%
Walmart, Inc.	158,150	17,586,280
Diversified Banks–4.19%
Fifth Third Bancorp	273,613	15,459,134
JPMorgan Chase & Co.	163,864	57,645,717
		73,104,851
Diversified Financial Services–0.51%
Equitable Holdings, Inc.	186,054	8,865,473
Electric Utilities–1.26%
Entergy Corp.	97,819	10,527,281
PPL Corp.	323,943	11,406,033
		21,933,314
Electrical Components & Equipment–1.66%
Hubbell, Inc.	23,897	11,292,527
Rockwell Automation, Inc.	36,742	17,639,100
		28,931,627
Electronic Components–0.71%
Coherent Corp.(b)	46,890	12,326,912
Environmental & Facilities Services–0.81%
Republic Services, Inc.	66,750	14,054,212
Shares		Value
Fertilizers & Agricultural Chemicals–1.02%
Corteva, Inc.	225,536	$17,751,939
Financial Exchanges & Data–0.68%
Cboe Global Markets, Inc.	38,364	11,901,664
Health Care Facilities–0.78%
Tenet Healthcare Corp.(b)	53,532	13,638,883
Health Care REITs–0.89%
Welltower, Inc.	65,907	15,451,237
Health Care Services–1.00%
CVS Health Corp.	166,335	17,370,364
Health Care Supplies–0.57%
Medline, Inc., Class A(b)	253,956	9,975,392
Heavy Electrical Equipment–0.67%
Siemens Energy AG, Class A (Germany)	68,890	11,769,372
Home Improvement Retail–0.83%
Lowe’s Cos., Inc.	69,618	14,467,317
Homebuilding–0.55%
D.R. Horton, Inc.	66,887	9,568,854
Hotels, Resorts & Cruise Lines–1.25%
Hyatt Hotels Corp., Class A(c)	55,654	9,687,135
Royal Caribbean Cruises Ltd.	37,922	12,070,573
		21,757,708
Household Products–0.68%
Colgate-Palmolive Co.	129,311	11,806,094
Independent Power Producers & Energy Traders–0.69%
Vistra Corp.	81,342	12,054,071
Industrial Machinery & Supplies & Components–1.52%
Lincoln Electric Holdings, Inc.	51,186	13,375,413
Parker-Hannifin Corp.	13,524	13,206,592
		26,582,005
Industrial REITs–0.72%
First Industrial Realty Trust, Inc.	190,980	12,574,123
Insurance Brokers–0.94%
Arthur J. Gallagher & Co.	65,813	16,415,078
Integrated Oil & Gas–1.36%
Chevron Corp.	120,044	23,628,261
Interactive Media & Services–10.19%
Alphabet, Inc., Class A	339,600	120,941,748
Meta Platforms, Inc., Class A	101,767	56,654,707
		177,596,455
Internet Services & Infrastructure–0.69%
MongoDB, Inc.(b)	35,861	12,102,370
Investment Banking & Brokerage–1.19%
Morgan Stanley	98,874	20,805,067
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Shares		Value
Life Sciences Tools & Services–0.57%
Waters Corp.(b)	26,319	$9,930,422
Managed Health Care–1.62%
UnitedHealth Group, Inc.	68,095	28,218,568
Multi-Utilities–0.54%
Ameren Corp.	86,352	9,465,043
Oil & Gas Equipment & Services–0.64%
SLB Ltd.	225,699	11,192,413
Oil & Gas Exploration & Production–0.61%
Devon Energy Corp.	236,506	10,673,516
Oil & Gas Storage & Transportation–0.75%
Williams Cos., Inc. (The)	181,663	12,996,171
Packaged Foods & Meats–0.74%
Mondelez International, Inc., Class A	206,054	12,839,225
Pharmaceuticals–3.85%
Eli Lilly and Co.	31,549	36,244,753
Johnson & Johnson	120,122	30,793,275
		67,038,028
Property & Casualty Insurance–1.17%
American International Group, Inc.	132,321	10,397,784
Hartford Insurance Group, Inc. (The)	69,910	9,920,928
		20,318,712
Restaurants–0.89%
Yum! Brands, Inc.	101,332	15,532,169
Semiconductor Materials & Equipment–2.70%
Applied Materials, Inc.	54,934	27,888,344
ASML Holding N.V., New York Shares (Netherlands)	11,818	19,251,522
		47,139,866
Semiconductors–18.12%
Advanced Micro Devices, Inc.(b)	76,987	36,657,360
Broadcom, Inc.	173,249	67,442,371
Cerebras Systems, Inc., Class A(b)(c)	39,436	7,836,327
Micron Technology, Inc.	40,809	33,587,031
NVIDIA Corp.	748,769	150,315,377
Texas Instruments, Inc.	72,688	20,042,989
		315,881,455
Shares		Value
Single-Family Residential REITs–0.63%
Equity LifeStyle Properties, Inc.(c)	168,074	$10,936,575
Soft Drinks & Non-alcoholic Beverages–1.04%
Coca-Cola Co. (The)	206,208	18,061,759
Systems Software–6.14%
Microsoft Corp.	230,527	107,130,507
Technology Hardware, Storage & Peripherals–7.22%
Apple, Inc.	357,409	110,407,214
Sandisk Corp.(b)	12,795	15,543,750
		125,950,964
Tobacco–1.36%
Philip Morris International, Inc. (Switzerland)	124,371	23,732,474
Transaction & Payment Processing Services–1.87%
Mastercard, Inc., Class A	56,852	32,581,881
Total Common Stocks & Other Equity Interests (Cost $909,720,902)		1,741,893,530
Money Market Funds–0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	435,503	435,503
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	808,883	808,883
Total Money Market Funds (Cost $1,244,386)		1,244,386
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $910,965,288)		1,743,137,916
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.49%
Invesco Private Government Fund, 3.69%(d)(e)(f)	7,197,780	7,197,780
Invesco Private Prime Fund, 3.82%(d)(e)(f)	18,698,366	18,700,236
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,897,339)		25,898,016
TOTAL INVESTMENTS IN SECURITIES–101.48% (Cost $936,862,627)		1,769,035,932
OTHER ASSETS LESS LIABILITIES—(1.48)%		(25,732,243)
NET ASSETS–100.00%		$1,743,303,689
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,488,091	$68,204,893	$(70,257,481)	$-	$-	$435,503	$122,499
Invesco Treasury Portfolio, Institutional Class	4,621,004	126,666,231	(130,478,352)	-	-	808,883	225,852
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,047,623	98,117,597	(94,967,440)	-	-	7,197,780	134,508*
Invesco Private Prime Fund	10,519,050	212,525,534	(204,340,180)	677	(4,845)	18,700,236	377,410*
Total	$21,675,768	$505,514,255	$(500,043,453)	$677	$(4,845)	$27,142,402	$860,269

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Main Street All Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,730,124,158	$11,769,372	$—	$1,741,893,530
Money Market Funds	1,244,386	25,898,016	—	27,142,402
Total Investments	$1,731,368,544	$37,667,388	$—	$1,769,035,932
Invesco Main Street All Cap Fund®